Property, plant and equipment	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

19(a). Property, plant and equipment

	Leasehold Improvements	Computer and Peripherals	Furniture and Fixtures	Vehicles	Office Equipment	Office Building	Total
Gross block
At April 1, 2024	228	334,944	2,544	91,941	25,603	-	455,260
On account of business combination	-	3,197	909	47	846	41,036	46,035
Additions	955	39,548	93	23,838	1,944	-	66,378
Disposals/adjustment	-	(15,562)	-	(21,817)	(758)	-	(38,137)
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-
At March 31, 2025	1,183	362,127	3,546	94,009	27,635	41,036	529,536
On account of business combination							-
Additions	-	39,369	2,684	12,724	1,844	-	56,621
Disposals/adjustment	-	(4,444)	-	(7,765)	-	-	(12,209)
Transfer to investment property	-	-	-	-	-	(41,036)	(41,036)
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-
At March 31, 2026	1,183	397,052	6,230	98,968	29,479	-	532,912

Accumulated Depreciation
At April 1, 2024	227	304,864	2,181	49,450	24,703	-	381,425
Charge for the year	53	21,096	205	18,124	926	367	40,771
Disposals/adjustment	-	(15,527)	-	(13,188)	(769)	-	(29,484)
Effects of movements in foreign exchange rates	-	-	-	-	-		-
At March 31, 2025	280	310,433	2,386	54,386	24,860	367	392,712
Charge for the year	106	29,872	369	18,443	1,156	264	50,210
Disposals/adjustment	-	(4,444)	-	(5,533)	-	-	(9,977)
Transfer to investment property	-	-	-	-	-	(631)	(631)
At March 31, 2026	386	335,861	2,755	67,296	26,016	-	432,314

Net block
At March 31, 2025	903	51,694	1,160	39,623	2,775	40,669	136,824
At March 31, 2026	797	61,191	3,475	31,672	3,463	-	100,598

The carrying value of vehicles held under vehicle loan have a gross book value of INR 28,083 (March 31, 2025: INR 65,291), depreciation charge for the year of INR 7,614 (March 31, 2025: INR 14,755), accumulated depreciation of INR 25,626 (March 31, 2025: INR 26,460), net book value of INR 3,737 (March 31, 2025: INR 38,831). Vehicles are pledged as security against the related vehicle loan.

Note:

During the year ended March 31, 2026, the Group has taken overdraft facility which is fully secured against pari passu charges on movable fixed assets of “Yatra India” and “GAISL”.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)

19(b). Investment property

The following table represents the reconciliation of changes in the carrying value of investment property for the year ended March 31, 2026 and March 31, 2025.

Office Building
Gross carrying value
At March 31, 2025	-
Transfer from PPE*	41,036
Disposals/adjustment	-
At March 31, 2026	41,036

Accumulated Depreciation
At March 31, 2025	-
Charge for the year	347
Transfer from PPE*	631
Disposals/adjustment	-
At March 31, 2026	978

Net carrying value
At March 31, 2025	-
At March 31, 2026	40,058

Information regarding income and expenditure of Investment properties

	For the year ended March 31, 2025	For the year ended March 31, 2026

Rental income derived from investment properties	-	720
Direct operating expenses (including repairs and maintenance) arising from investment properties that generating rental income	-	-
Direct operating expenses (including repairs and maintenance) arising from investment properties that did not generate rental income	-	-
Profit arising from investment properties before depreciation and indirect expenses	-	720
Less - Depreciation	-	(347)
Profit arising from investment properties before indirect expenses	-	373

The Group’s investment property comprises commercial office space located in India. Management has determined that the property qualifies as investment property based on its nature, characteristics, and associated risks. The transfer to investment property was recognized at the carrying amount of the property immediately prior to the transfer, in accordance with the requirements of IAS 40, Investment Property.

As at March 31, 2026, the fair value of the property is INR 40,310. These valuations are based on valuations performed by S N Sur & Associates, an accredited independent valuer. S N Sur & Associates is a specialist in valuing these types of investment properties and is a registered valuer as defined under rule 2 of Companies (Registered Valuers and Valuation) Rules, 2017. A valuation model in accordance with that recommended by the International Valuation Standards Committee has been applied.

The Group has no restrictions on the realisability of its investment properties and no contractual obligations to purchase, construct or develop investment properties or for repairs, maintenance and enhancements.

* The Group utilised the vacant floor of the office building for its own operations upto November 30, 2025. Effective December 1, 2025, the office space was held for rental purposes. Accordingly, the property has been classified as Investment Property from that date and is no longer classified under Property, Plant and Equipment.

The lessee has placed refundable security deposits amounting to INR 720 with the Company, repayable upon termination of the lease subject to the terms of the agreement.

Description of valuation techniques used and key inputs to valuation on investment properties:

Investment properties	FV as at March 31, 2026	Valuation technique	FV Hierarchy Level	Significant unobservable Inputs	Range (weighted average)
					31-Mar-25	31-Mar-26
Commercial building	40,310	Comparative Method	Level 3	Estimated rental value per sq. per month	NA	180,000 p.m.
Composite rate					NA	17758/sq ft

Under the comparative method, fair value is estimated by reference to market evidence of recent transactions involving comparable real property interests. This method involves analysing sales, listings, or leasing transactions of similar properties and applying appropriate adjustments to reflect differences in factors such as location, size, tenure, specification, condition, age, occupancy profile, and prevailing market conditions. The adjusted market evidence is then used to determine the fair value of the subject property based on observable market inputs and prevailing market rates.

The selection of comparable transactions and the extent of adjustments applied are determined by the nature, location, and characteristics of the property, as well as the availability and relevance of market evidence. Comparable evidence is typically analysed on the basis of price per square foot/metre, capital value, rental value, or other relevant market benchmarks. Consideration is also given to factors such as lease terms, occupancy levels, covenant strength of tenants, development potential, and any other attributes that may influence market pricing.

Significant increases/(decreases) in estimated market rental value, market unit rates, or capitalisation rates adopted from comparable evidence in isolation would generally result in a significantly higher/(lower) fair value of the properties. Conversely, significant increases/(decreases) in adjustments relating to property-specific factors such as vacancy, physical condition, lease risks, or marketability in isolation would generally result in a significantly lower/(higher) fair value.

Generally, a change in the assumptions made for estimated market rental values or market unit rates is accompanied by:

(i) A directionally similar change in comparable market transaction rates and capital values; and

(ii) An opposite change in property yield expectations, vacancy assumptions, or marketability adjustments.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)